Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Aug. 16, 2022
Income Tax Disclosure [Line Items]
Minimum Tax on Book Income, Inflation Reduction Act, Percent		15.00%
Minimum Adjusted Financial Statement Income Subject to Inflation Reduction Act Tax		$ 1,000.0
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2029
Operating Loss Carry forwards Percentage	50.00%
Operating Loss Carryforwards, Limitations on Use	Section 382 of the Internal Revenue Code and similar provisions under state law limit the utilization of federal NOL carryforwards, state NOL carryforwards, and Research and Development (R&D) credits following certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%. Based on the Company’s analysis under Section 382, the Company believes that its federal NOL carryforwards, its state NOL carryforwards, and R&D credits are limited by Section 382 and similar provisions under state law as of December 31, 2022. The portion of federal NOL carryforwards, state NOL carryforwards, and R&D credits that were determined to be limited have been written off as of December 31, 2022. The remaining unused carryforwards and credits remain available for future periods. Due the Company’s full valuation allowance the write off of NOL carryforwards and R&D did not have any impact to the statements of operation and comprehensive loss.
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 79.9
Tax Credit Carryforward, Amount	$ 1.6
Tax Credit Carryforward, Expiration Date	Dec. 31, 2040
Amortisation Of Research And Developmental Cost	5 years
Capitalized Research And Development Expenses	$ 18.2
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 10.0
Amortisation Of Research And Developmental Cost	15 years
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 75.8
Tax Credit Carryforward, Amount	$ 2.5
Tax Credit Carryforward, Expiration Date	Dec. 31, 2035